Trade accounts receivable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 3,231,934	R$ 7,166,960
Total	(3,231,934)	(7,166,960)
Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	3,344,025	7,298,594
Total	(3,344,025)	(7,298,594)
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	112,091	131,634
Total	(112,091)	(131,634)
Not past due member
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	2,652,844	6,692,832
Not past due member | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	2,687,775	6,705,123
Not past due member | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	(34,931)	(12,291)
Not later than ninety days member
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	529,506	429,635
Not later than ninety days member | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	536,289	431,899
Not later than ninety days member | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	(6,783)	(2,264)
Later than ninety days and not later than one hundred and eighty days member
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	22,005	43,744
Later than ninety days and not later than one hundred and eighty days member | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	25,015	45,134
Later than ninety days and not later than one hundred and eighty days member | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	(3,010)	(1,390)
Later than one hundred and eighty days member
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	27,579	749
Later than one hundred and eighty days member | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	94,946	116,438
Later than one hundred and eighty days member | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross	R$ (67,367)	R$ (115,689)